Segment reporting - selected financial information by segment (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments [line items]
Number of reportable regional operating segments | segment	4
Revenue	€ (110,934)	€ (111,018)	€ (110,595)
Profit from continuing operations	3,510	1,814	93
Tax expense	2,651	1,292	166
Net financial expenses	1,469	2,016	2,366
Adjustments:
Reversal of a Brazilian indirect tax liability	(895)
Impairment expense	229	225	118
Recall campaigns - airbag inflators	102	414
Restructuring costs/(reversal)	95	88	53
Costs for recall - contested with supplier		132
Resolution of certain Components legal matters	43
Deconsolidation of Venezuela	42
NAFTA capacity realignment	(38)	156	834
Tianjin (China) port explosions insurance recoveries	(68)	(55)	142
Currency devaluation		19	163
Change in estimate for future recall campaign costs			761
NHTSA Consent Order and amendment			144
Gains on disposal of investments	(76)	(13)	0
Other	(10)	(32)	(46)
Adjusted Earnings Before Interest and Tax	7,054	6,056	4,794
Share of the profit of equity method investees	409	313	130
Inventory write-down	659	637	653
Gains (losses) on net monetary position		(19)	(80)
Effect of exchange rate changes on cash and cash equivalents	(1,296)	228	681
NAFTA
Disclosure of operating segments [line items]
Revenue	(66,047)	(69,054)	(69,991)
Adjustments:
Recall campaigns - airbag inflators	29
LATAM
Disclosure of operating segments [line items]
Revenue	(7,989)	(6,155)	(6,237)
Adjustments:
Impairment expense	56
Recall campaigns - airbag inflators	73
APAC
Disclosure of operating segments [line items]
Revenue	(3,218)	(3,638)	(4,860)
EMEA
Disclosure of operating segments [line items]
Revenue	(22,560)	(21,712)	(20,046)
Adjustments:
Impairment expense	142
Maserati
Disclosure of operating segments [line items]
Revenue	(4,037)	(3,469)	(2,398)
Components
Disclosure of operating segments [line items]
Revenue	(6,792)	(6,629)	(6,675)
Other activities
Disclosure of operating segments [line items]
Revenue	(291)	(361)	(388)
Operating segments | NAFTA
Disclosure of operating segments [line items]
Revenue	(66,094)	(69,094)	(69,992)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	0	0	0
Recall campaigns - airbag inflators	29	414
Restructuring costs/(reversal)	(1)	(10)	(11)
Costs for recall - contested with supplier		132
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	(38)	156	834
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			761
NHTSA Consent Order and amendment			144
Gains on disposal of investments	0	0
Other	(1)	(25)	(97)
Adjusted Earnings Before Interest and Tax	5,227	5,133	4,450
Share of the profit of equity method investees	0	2	3
Asset impairment			422
Supplemental unemployment benefits			236
Write off of capitalized development expenditures			176
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue	(8,004)	(6,197)	(6,431)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	77	52	16
Recall campaigns - airbag inflators	73	0
Restructuring costs/(reversal)	75	68	40
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	42
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		19	163
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	0	0
Other	0	3	0
Adjusted Earnings Before Interest and Tax	151	5	(87)
Share of the profit of equity method investees	0	0	0
Operating segments | LATAM | Argentine Peso (ARS)
Adjustments:
Effect of exchange rate changes on cash and cash equivalents			83
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	(3,250)	(3,662)	(4,885)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	0	109	22
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	0	0	0
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	(68)	(55)	142
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	0	0
Other	1	(10)	41
Adjusted Earnings Before Interest and Tax	172	105	52
Share of the profit of equity method investees	75	30	(78)
Inventory write-down			53
Inventory, incremental incentives			89
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue	(22,700)	(21,860)	(20,350)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	142	7	46
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	0	5	0
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	0	0
Other	0	0	1
Adjusted Earnings Before Interest and Tax	735	540	213
Share of the profit of equity method investees	306	272	219
Operating segments | Maserati
Disclosure of operating segments [line items]
Revenue	(4,058)	(3,479)	(2,411)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	0	0	3
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	0	0	0
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	0	0
Other	0	0	0
Adjusted Earnings Before Interest and Tax	560	339	105
Share of the profit of equity method investees	0	0	0
Operating segments | Components
Disclosure of operating segments [line items]
Revenue	(10,115)	(9,659)	(9,770)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	10	49	20
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	20	25	23
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	43
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	(27)	(8)
Other	(11)	0	8
Adjusted Earnings Before Interest and Tax	536	445	395
Share of the profit of equity method investees	14	6	(2)
Other Activities | Other activities
Disclosure of operating segments [line items]
Revenue	(727)	(779)	(844)
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	0	8	0
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	0	0	2
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	0	(5)
Other	0	0	(1)
Adjusted Earnings Before Interest and Tax	(189)	(244)	(150)
Share of the profit of equity method investees	13	2	(12)
Unallocated items & eliminations
Disclosure of operating segments [line items]
Revenue	4,014	3,712	4,088
Adjustments:
Reversal of a Brazilian indirect tax liability	0
Impairment expense	0	0	11
Recall campaigns - airbag inflators	0	0
Restructuring costs/(reversal)	1	0	(1)
Costs for recall - contested with supplier		0
Resolution of certain Components legal matters	0
Deconsolidation of Venezuela	0
NAFTA capacity realignment	0	0	0
Tianjin (China) port explosions insurance recoveries	0	0	0
Currency devaluation		0	0
Change in estimate for future recall campaign costs			0
NHTSA Consent Order and amendment			0
Gains on disposal of investments	(49)	0
Other	1	0	2
Adjusted Earnings Before Interest and Tax	(138)	(267)	(184)
Share of the profit of equity method investees	1	1	0
Elimination of intersegment amounts | NAFTA
Disclosure of operating segments [line items]
Revenue	(47)	(40)	(1)
Elimination of intersegment amounts | LATAM
Disclosure of operating segments [line items]
Revenue	(15)	(42)	(194)
Elimination of intersegment amounts | APAC
Disclosure of operating segments [line items]
Revenue	(32)	(24)	(25)
Elimination of intersegment amounts | EMEA
Disclosure of operating segments [line items]
Revenue	(140)	(148)	(304)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Revenue	(21)	(10)	(13)
Elimination of intersegment amounts | Components
Disclosure of operating segments [line items]
Revenue	(3,323)	(3,030)	(3,095)
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Revenue	€ (436)	€ (418)	€ (456)